Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Feb. 01, 2017 USD ($) $ / shares shares	Jan. 27, 2017	Jul. 29, 2017 USD ($) $ / shares	Oct. 29, 2016	Feb. 02, 2017 $ / shares
Subsequent Event [Line Items]
Net proceeds after deducting underwriting discount and expenses			$ 253,593
Stock split ratio		80	80	80
IPO [Member]
Subsequent Event [Line Items]
Net proceeds from initial public offering, shares | shares	12,500,000
Price per share | $ / shares	$ 22.00		$ 22.00		$ 22.00
Gross proceeds	$ 275,000
Net proceeds after deducting underwriting discount and expenses	$ 253,600